Other Operating Expenses - Summary of other operating expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Sales and marketing expense	$ 764	$ 850	$ 193
Legal, audit, accounting and other services	2,906	1,618	1,036
IT expenses	1,621	1,367	1,247
Travel expense	125	635	814
Other operating expenses	520	170	630
Total other operating expenses	$ 5,936	$ 4,641	$ 3,919